Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,151	$ 6,221		$ 17,539	$ 18,059
Non-current assets	24,792			24,792			$ 48,501
Net income (loss)	(21,521)	(2,679)	$ (21,521)	(28,073)	(8,505)	$ (28,073)
Interest and accretion	196	186		732	531
Amortization and depreciation	1,397	1,309		4,206	4,156
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,885	3,369		9,179	9,009
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,718	2,594		7,207	7,960
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	53	112		117	356
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	383	31		753	179
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	3,717			3,717			4,138
Net income (loss)		765	(266)		51	(420)
Interest and accretion	51	95		165	175
Amortization and depreciation	163	137		496	439
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	83			83			80
Net income (loss)		(3,335)	(2,110)		(6,022)	(6,607)
Interest and accretion	108	14		39	4
Amortization and depreciation	1	3		4	9
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	260			260			22,261
Net income (loss)		(1,227)	(19,735)		(3,202)	(22,433)
Interest and accretion	127	(37)
Amortization and depreciation	541	608		1,591	1,817
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	20,732			20,732			$ 22,022
Net income (loss)		1,118	$ 58		668	$ 547
Interest and accretion	164	114		528	352
Amortization and depreciation	692	561		2,115	1,891
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 112	$ 115		$ 283	$ 555